15. BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Biological Assets Tables
Reconciliation of changes in biological assets
Current
Reconciliation of changes in Biological Assets	ThCh$

Biological Assets, beginning balance as of January 1, 2017	19,186,291

Increases other than those from business combinations, biological assets	25,859,087
Increases (decreases ) for exchange differences (net), biological assets	(242,948)
Other increases (decreases) net	(8,022)
Decreases due to harvest of collection, biological assets	(25,845,156)

Total Biological Assets as of December 31, 2017	18,949,252
Gross Biological Assets as of December 31, 2017	18,949,252

Current
Reconciliation of changes in Biological Assets	ThCh$

Biological Assets, beginning balance as of January 1, 2016	18,259,302
Increases other than those from business combinations, biological assets	31,723,037
Increases (decreases ) for exchange differences (net), biological assets	(201,309)
Other increases (decreases) net	(2,395)
Decreases due to harvest of collection, biological assets	(30,592,345)

Total Biological Assets as of December 31, 2016	19,186,291
Gross Biological Assets as of December 31, 2016	19,186,291